Loans - Interest rate segmentation (Details) - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Financial assets
Loans	$ 693,059	$ 714,770	$ 709,690	$ 684,919	$ 661,926
Gross amount
Financial assets
Loans	698,661	718,378	712,504	687,785	665,256
Gross amount | Australia
Financial assets
Loans	605,598
Gross amount | New Zealand
Financial assets
Loans	82,350	78,725	74,342	71,806	72,495
Gross amount | Other overseas
Financial assets
Loans	10,713	16,845	$ 16,077	$ 14,333	$ 13,517
Gross amount | Over 1 Year
Financial assets
Loans	606,299	617,954
Gross amount | Over 1 Year | Variable Interest Rates
Financial assets
Loans	412,042	437,477
Gross amount | Over 1 Year | Fixed interest rate
Financial assets
Loans	194,257	180,477
Gross amount | Over 1 Year | Australia
Financial assets
Loans	536,942	547,529
Gross amount | Over 1 Year | Australia | Variable Interest Rates
Financial assets
Loans	396,055	418,494
Gross amount | Over 1 Year | Australia | Fixed interest rate
Financial assets
Loans	140,887	129,035
Gross amount | Over 1 Year | New Zealand
Financial assets
Loans	61,795	59,601
Gross amount | Over 1 Year | New Zealand | Variable Interest Rates
Financial assets
Loans	8,771	9,102
Gross amount | Over 1 Year | New Zealand | Fixed interest rate
Financial assets
Loans	53,024	50,499
Gross amount | Over 1 Year | Other overseas
Financial assets
Loans	7,562	10,824
Gross amount | Over 1 Year | Other overseas | Variable Interest Rates
Financial assets
Loans	7,216	9,881
Gross amount | Over 1 Year | Other overseas | Fixed interest rate
Financial assets
Loans	$ 346	$ 943